Prepaid Expenses and Other Current Assets - Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Current tax assets	$ 4,545	$ 3,846
Prepaid Expenses	6,026	2,202
Others	4,095	2,929
Prepaid expenses and other current assets	$ 14,666	$ 8,977